Income taxes (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating loss and tax credit carryforwards
Tax loss carryforwards	$ 383,419,000
Tax loss carryforwards used during the period	44,100,000	72,600,000
Tax loss carryforwards expired during the period	38,100,000		69,000,000
2014
Operating loss and tax credit carryforwards
Tax loss carryforwards		31,566,000
2016
Operating loss and tax credit carryforwards
Tax loss carryforwards		235,611,000
2017
Operating loss and tax credit carryforwards
Tax loss carryforwards		25,502,000
2018
Operating loss and tax credit carryforwards
Tax loss carryforwards		82,183,000
2021
Operating loss and tax credit carryforwards
Tax loss carryforwards		$ 8,557,000